Income taxes - Significant components of income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income taxes [Abstract]
Current income tax expense in respect of current year	$ (19,930)	$ (20,063)	$ (24,028)
Prior period adjustments	(105)	76	(121)
Current income tax expense	(20,035)	(19,987)	(24,149)
Origination and reversal of temporary differences	580	(1,931)	(1,529)
Recognition/Derecognition of previously (un)recognised deferred tax assets	(454)	60	(137)
Change in tax regulations	(276)	(34)	4
Prior period adjustments	155	(264)	(169)
Deferred tax income/(expense)	5	(2,169)	(1,831)
Income tax	$ (20,030)	$ (22,157)	$ (25,980)